Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Computer equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Computer equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Furniture and fixtures [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Furniture and fixtures [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Property, plant and equipment, useful life	7 years	7 years
Machinery and equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Machinery and equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Property, plant and equipment, useful life	8 years	8 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Property, plant and equipment, useful life	15 years	15 years